General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
General and Administrative Expenses
Employee costs	$ 20,980	$ 18,789	$ 17,037
Share-based compensation (Note 22)	5,216	4,565	3,869
Other expenses	15,797	16,496	17,736
Total	$ 41,993	$ 39,850	$ 38,642